Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

(8)Leases

Details of changes in leases for the year ended 31 December 2025 and 2024 are as follows.

	Millions of Euros
	Land and Buildings	Machinery	Computer equipment	Vehicles	Total
Cost
Balance at 31/12/2023	1,216	8	4	22	1,250
Additions	72	1	1	6	80
Transfers	1	—	—	—	1
Disposals	(21)	—	(1)	(3)	(25)
Translation differences	57	—	—	—	57
Balance at 31/12/2024	1,325	9	4	25	1,363

Acc. Amortization
Balance at 31/12/2023	(283)	(4)	(3)	(15)	(305)
Additions	(75)	(2)	(1)	(5)	(83)
Transfers	(1)	—	—	—	(1)
Disposals	5	—	1	2	8
Translation differences	(14)	—	—	—	(14)
Balance at 31/12/2024	(368)	(6)	(3)	(18)	(395)

Carrying amount
Balance at 31/12/2024	957	3	1	7	968

Cost
Balance at 31/12/2024	1,325	9	4	25	1,363
Additions	129	2	3	9	143
Transfers	(9)	—	—	—	(9)
Disposals	(19)	(3)	(3)	(16)	(41)
Translation differences	(124)	(1)	—	(1)	(126)
Balance at 31/12/2025	1,302	7	4	17	1,330

Acc. Amortization
Balance at 31/12/2024	(368)	(6)	(3)	(18)	(395)
Additions	(74)	(2)	(1)	(5)	(82)
Transfers	9	—	—	—	9
Disposals	15	3	3	16	37
Translation differences	33	—	—	—	33
Balance at 31/12/2025	(385)	(5)	(1)	(7)	(398)

Carrying amount
Balance at 31/12/2025	917	2	3	10	932

Details of leases in the consolidated balance sheet at 31 December 2025 and 2024 are as follows:

	Millions of Euros
Right-of-use assets	31/12/2025	31/12/2024
Land and buildings	917	957
Machinery	2	3
Computer equipment	3	1
Vehicles	10	7
	932	968

		Millions of Euros
Lease liabilities	Reference	31/12/2025	31/12/2024
Non-current	Note 19	969	1,025
Current	Note 19	113	117
		1,082	1,142

The composition of lease liabilities as of 31 December 2025 and 2024 is shown below. Undiscounted future payments classified on a maturity basis are presented together with the effect of the financial discount:

	Millions of Euros
	31/12/2025	31/12/2024
Maturity:
Within one year	113	117
In the second year	108	117
In the third to fifth years	296	319
After the fifth year	1,196	1,221
	1,713	1,774
Discounting effect	(631)	(632)
Total lease liabilities	1,082	1,142

At 31 December 2025, the Group has recognized an amount of Euros 143 million related to additions of right-of- use assets (Euros 80 million at 31 December 2024).

At 31 December 2025 and 2024, the amounts recognized in the consolidated statement of profit and loss related to lease agreements are:

	Millions of Euros
Right-of-use depreciation	31/12/2025	31/12/2024
Buildings	74	75
Machinery	2	2
Computer equipment	1	1
Vehicles	5	5
	82	83

		Millions of Euros
	Reference	31/12/2025	31/12/2024
Finance lease expenses	Note 25	57	51
		57	51

	Millions of Euros
	31/12/2025	31/12/2024
Expenses related to short-term contracts	1	1
Expenses related to low-value contracts	15	16
Other operating lease expenses	30	30
	46	47

At 31 December 2025, the Group has paid a total of Euros 119 million related to lease contracts (Euros 111 million at 31 December 2024).

The total amount recognized in the consolidated balance sheet corresponds to lease contracts in which the Group is the lessee.